Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2021
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 8: Securitizations and Variable Interest Entities
Involvement with Variable Interest Entities (VIEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions whereby financial assets are transferred to an SPE. SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). The VIE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. When we transfer financial assets from our consolidated balance sheet to a VIE in connection with a securitization, we typically receive cash and sometimes other interests in the VIE as proceeds for the assets we transfer. In certain transactions with VIEs, we may retain the right to service the transferred assets and repurchase the transferred assets if the outstanding balance of the assets falls below the level at which the cost to service the assets exceed the benefits. In addition, we may purchase the right to service loans transferred to a VIE by a third party.
In connection with our securitization or other VIE activities, we have various forms of ongoing involvement with VIEs, which may include:
•underwriting securities issued by VIEs and subsequently making markets in those securities;
•providing credit enhancement on securities issued by VIEs through the use of letters of credit or financial guarantees;
•entering into other derivative contracts with VIEs;
•holding senior or subordinated interests in VIEs;
•acting as servicer or investment manager for VIEs;
•providing administrative or trustee services to VIEs; and
•providing seller financing to VIEs.

Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions.

MORTGAGE LOANS SOLD TO U.S. GOVERNMENT SPONSORED ENTITIES AND TRANSACTIONS WITH GINNIE MAE In the normal course of business we sell originated and purchased residential and commercial mortgage loans to government-sponsored entities (GSEs). These loans are generally transferred into securitizations sponsored by the GSEs, which provide certain credit guarantees to investors and servicers. We also transfer mortgage loans into securitizations pursuant to Government National Mortgage Association (GNMA) guidelines which are insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Mortgage loans eligible for securitization with the GSEs or GNMA are considered conforming loans. The GSEs or GNMA design the structure of these securitizations, sponsor the involved VIEs, and have power over the activities most significant to the VIE.
We account for loans transferred in conforming mortgage loan securitization transactions as sales and do not consolidate the VIEs as we are not the primary beneficiary. In exchange for the transfer of loans, we typically receive securities issued by the VIEs which we sell to third parties for cash or hold for investment purposes as HTM or AFS securities. We also retain servicing rights on the transferred loans. As a servicer, we retain the option to repurchase loans from GNMA loan securitization pools, which becomes exercisable when three scheduled loan payments remain unpaid by the borrower. During the years ended December 31, 2021, 2020 and 2019, we repurchased loans of $4.6 billion, $30.3 billion, and $6.3 billion, respectively, which predominantly represented repurchases of government insured loans. We recorded assets and related liabilities of $107 million and $176 million at December 31, 2021 and 2020, respectively, where we did not exercise our option to repurchase eligible loans.
Upon transfers of loans, we also provide indemnification for losses incurred due to material breaches of contractual representations and warranties, as well as other recourse arrangements. At December 31, 2021 and 2020, our liability for these repurchase and recourse arrangements was $173 million and $221 million, respectively, and the maximum exposure to loss was $13.3 billion and $13.7 billion, respectively.
Off-balance sheet mortgage loans sold or securitized presented in Table 8.3 are predominantly loans securitized by the GSEs and GNMA. See Note 9 (Mortgage Banking Activities) for additional information about residential and commercial servicing rights, advances and servicing fees. Substantially all residential servicing activity is related to assets transferred to GSE and GNMA securitizations.

NONCONFORMING MORTGAGE LOAN SECURITIZATIONS In the normal course of business, we sell nonconforming residential and commercial mortgage loans in securitization transactions that we design and sponsor. Nonconforming mortgage loan securitizations do not involve a government credit guarantee, and accordingly, beneficial interest holders are subject to credit risk of the underlying assets held by the securitization VIE. We typically originate the transferred loans, account for the transfers as sales and do not consolidate the VIE. We also typically retain the right to service the loans and may hold other beneficial interests issued by the VIEs, such as debt securities held for investment purposes. Our servicing role related to nonconforming commercial mortgage loan securitizations is limited to primary or master servicer and the most significant decisions impacting the performance of the VIE are generally made by the special servicer or the controlling class security holder. For our residential nonconforming mortgage loan securitizations accounted for as sales, we either do not hold variable interests that we consider potentially significant or are not the primary servicer for a majority of the VIE assets.

WHOLE LOAN SALE TRANSACTIONS We also sell whole loans to VIEs where we have continuing involvement in the form of financing. We account for these transfers as sales, and do not consolidate the VIEs as we do not have the power to direct the most significant activities of the VIEs.

Table 8.1 presents information about transfers of assets during the period for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets, securities, and loans. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans are already measured at fair value on a recurring basis. Additionally, we may transfer certain government insured loans that we previously repurchased. These loans are carried at the lower of cost or market, and we recognize gains on such transfers when the market value is greater than the carrying value of the loan when it is sold.
Table 8.1: Transfers with Continuing Involvement

	Year ended December 31,
	2021		2020		2019
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Assets sold	$157,063	18,247	177,441	11,744	142,469	18,191
Proceeds from transfer (1)	157,852	18,563	177,478	12,034	142,535	18,521
Net gains (losses) on sale	789	316	37	290	66	330

Continuing involvement (2):
Servicing rights recognized	$1,636	166	1,808	161	1,896	161
Securities recognized (3)	23,188	173	31,567	112	—	289
Loans recognized	926	—	—	—	—	—
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $40.7 billion, $37.6 billion, and $41.9 billion, during the years ended December 31, 2021, 2020 and 2019, respectively.
In the normal course of business we purchase certain
non-agency securities at initial securitization or subsequently in the secondary market, which we hold for investment. We also provide seller financing in the form of loans. During the years ended December 31, 2021, 2020 and 2019, we received cash flows of $686 million, $198 million, and $275 million, respectively, related to principal and interest payments on these securities and loans, which exclude cash flows related to trading activities and to the sale of our student loan portfolio.
Table 8.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 8.2: Residential Mortgage Servicing Rights

	Year ended December 31,
	2021	2020	2019
Prepayment rate (1)	13.7%	15.4	12.8
Discount rate	5.9	6.5	7.5
Cost to service ($ per loan)	$91	96	101
(1)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
See Note 17 (Fair Values of Assets and Liabilities) and
Note 9 (Mortgage Banking Activities) for additional information on key economic assumptions for residential MSRs.

SALE OF STUDENT LOAN PORTFOLIO In the year ended December 31, 2021, we sold $9.5 billion of student loans, servicing-released. For the same period, we received $9.9 billion in proceeds from the sales and recognized $355 million of gains, which are included in other noninterest income on our consolidated statement of income. In connection with the sales, we provided $3.8 billion of collateralized loan financing to a third-party sponsored VIE, and received cash flows of $3.8 billion which fully repaid these loans. We do not consolidate the VIE as we do not have power over the significant activities of the entity.
RESECURITIZATION ACTIVITIES We enter into resecuritization transactions as part of our trading activities to accommodate the investment and risk management activities of our customers. In resecuritization transactions, we transfer trading debt securities to VIEs in exchange for new beneficial interests that are sold to third parties at or shortly after securitization settlement. This activity is performed for customers seeking a specific return or risk profile. Substantially all of our transactions involve the resecuritization of conforming mortgage-backed securities issued by the GSEs or GNMA. We do not consolidate the resecuritization VIEs as we share in the decision-making power with third parties and do not hold significant economic interests in the VIEs other than for market-making activities. We transferred $39.6 billion, $77.2 billion, and $27.9 billion of securities to re-securitization VIEs during the years ended December 31, 2021, 2020 and 2019, respectively. These amounts are not included in Table 8.1. Related total VIE assets were $117.7 billion and $130.4 billion at December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020 we held $817 million and $1.5 billion of securities, respectively, including $607 million and $1.1 billion related to resecuritizations transacted during the years ended December 31, 2021 and 2020, respectively.
Loans Serviced for Others
Table 8.3 presents information about loans that we sold or securitized in which we have ongoing involvement as servicer. These are primarily residential mortgage loans sold to the GSEs or GNMA. Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status.
For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.
Table 8.3: Loans Serviced for Others

					Net charge-offs (2)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended December 31,
(in millions)	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	2021	2020
Commercial	$120,962	114,134	1,923	2,217	143	136
Residential	690,813	818,886	10,714	29,962	22	78
Total off-balance sheet sold or securitized loans (3)	$811,775	933,020	12,637	32,179	165	214
(1)Includes $403 million and $394 million of commercial foreclosed assets and $129 million and $204 million of residential foreclosed assets at December 31, 2021 and 2020, respectively.
(2)Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information.
(3)At December 31, 2021 and 2020, the table includes total loans of $736.8 billion and $864.8 billion, delinquent loans of $10.2 billion and $28.5 billion, and foreclosed assets of $100 million and $152 million, respectively, for FNMA, FHLMC and GNMA.
Transactions with Unconsolidated VIEs
MORTGAGE LOAN SECURITIZATIONS Table 8.4 includes nonconforming mortgage loan securitizations where we originate and transfer the loans to the unconsolidated securitization VIEs that we sponsor. For additional information about these VIEs, see the “Loan Sales and Securitization Activity” section within this Note. Nonconforming mortgage loan securitizations also include commercial mortgage loan securitizations sponsored by third parties where we did not originate or transfer the loans but serve as master servicer and invest in securities that could be potentially significant to the VIE.
Conforming loan securitization and resecuritization transactions involving the GSEs and GNMA are excluded from Table 8.4 because we are not the sponsor or we do not have power over the activities most significant to the VIEs. Additionally, due to the nature of the guarantees provided by the GSEs and the FHA and VA, our credit risk associated with these VIEs is limited. For additional information about conforming mortgage loan securitizations and resecuritizations, see the “Loan Sales and Securitization Activity” and “Resecuritization Activities” sections within this Note.

TAX CREDIT STRUCTURES  We co-sponsor and make investments in affordable housing projects that are designed to generate a return primarily through the realization of federal tax credits. The projects are typically managed by project sponsors who have the power over the VIE’s assets. In some instances, our investments in these structures may require that we fund future capital commitments at the discretion of the project sponsors.
COMMERCIAL REAL ESTATE LOANS We may transfer purchased industrial development bonds and GSE credit enhancements to VIEs in exchange for beneficial interests. We may also acquire such beneficial interests in transactions where we do not act as a transferor. We own all of the beneficial interests and may also service the underlying mortgages that serve as collateral to the bonds. Prior to first quarter 2021, we consolidated certain VIEs as we controlled the key decisions. During first quarter 2021, we amended those structures such that we no longer control the key decisions of the VIEs. The GSEs have the power to direct the servicing and workout activities of the VIE in the event of a default. As a result, we deconsolidated the VIEs during first quarter 2021, and recognized the beneficial interests at fair value on our consolidated balance sheet.

OTHER VIE STRUCTURES  We engage in various forms of structured finance arrangements with other VIEs, including collateralized debt obligations, asset-backed finance structures and other securitizations collateralized by asset classes other than mortgages. Collateral may include rental properties, asset-backed securities, student loans and mortgage loans. We may participate in structuring or marketing the arrangements, as well as provide financing, service one or more of the underlying assets, or enter into derivatives with the VIEs. We may also receive fees for those services. We are not the primary beneficiary of these structures because we do not have power to direct the most significant activities of the VIEs.
Table 8.4 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 8.4, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties as well as other retained recourse arrangements. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 8.4: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2021
Nonconforming mortgage loan securitizations	$146,482	—	2,620	—	694	—	3,314
Tax credit structures	44,528	1,904	—	12,322	—	(4,941)	9,285
Commercial real estate loans	5,489	5,481	—	—	8	—	5,489
Other	3,196	531	3	62	49	(1)	644
Total	$199,695	7,916	2,623	12,384	751	(4,942)	18,732
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,620	—	694	27	3,341
Tax credit structures		1,904	—	12,322	—	3,730	17,956
Commercial real estate loans		5,481	—	—	8	710	6,199
Other		531	3	62	49	229	874
Total		$7,916	2,623	12,384	751	4,696	28,370
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2020
Nonconforming mortgage loan securitizations	$127,717	—	2,303	—	606	—	2,909
Tax credit structures	41,125	1,760	—	11,362	—	(4,202)	8,920
Commercial real estate loans	—	—	—	—	—	—	—
Other	1,991	89	—	51	62	(1)	201
Total	$170,833	1,849	2,303	11,413	668	(4,203)	12,030
		Maximum exposure to loss
		Loans	Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming mortgage loan securitizations		$—	2,303	—	607	34	2,944
Tax credit structures		1,760	—	11,362	—	3,108	16,230
Commercial real estate loans		—	—	—	—	—	—
Other		89	—	51	62	230	432
Total		$1,849	2,303	11,413	669	3,372	19,606
(1)Includes $352 million and $310 million of securities classified as trading at December 31, 2021 and 2020, respectively.
(2)All other assets includes mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
Consolidated VIEs
We consolidate VIEs where we are the primary beneficiary. We are the primary beneficiary of the following structure types:

COMMERCIAL AND INDUSTRIAL LOANS AND LEASES We securitize dealer floor plan loans and leases in a revolving master trust entity and hold the subordinated notes and residual equity interests. As servicer and residual interest holder, we control the key decisions of the trust and consolidate the entity. The total VIE assets held by the master trust represent a majority of the total VIE assets presented for this category in Table 8.5. In a separate transaction structure, we also provide the majority of debt and equity financing to an SPE that engages in lending and leasing to specific vendors and service the underlying collateral.

OTHER VIE STRUCTURES Other VIEs are primarily related to municipal tender option bond (MTOB) transactions and nonconforming mortgage loan securitizations that we sponsor. MTOBs are vehicles to finance the purchase of municipal bonds through the issuance of short-term debt to investors. Our involvement with MTOBs includes serving as the residual interest holder, which provides control over the key decisions of the VIE, as well as the remarketing agent or liquidity provider related to the debt issued to investors. We also securitize nonconforming mortgage loans, in which our involvement includes servicer of the underlying assets and holder of subordinate or senior securities issued by the VIE.

Table 8.5 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. Carrying values of assets are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.”
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.
Table 8.5: Transactions with Consolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Long-term debt	All other liabilities (3)
December 31, 2021
Commercial and industrial loans and leases	$7,013	4,099	—	231	—	(188)
Commercial real estate loans (4)	—	—	—	—	—	—
Other	516	377	71	3	(149)	(71)
Total consolidated VIEs	$7,529	4,476	71	234	(149)	(259)
December 31, 2020
Commercial and industrial loans and leases	$6,987	5,005	—	223	—	(200)
Commercial real estate loans (4)	5,369	5,357	—	12	—	—
Other	1,627	507	967	75	(203)	(900)
Total consolidated VIEs	$13,983	10,869	967	310	(203)	(1,100)
(1)Includes $269 million of securities classified as trading at December 31, 2020. There were no securities classified as trading at December 31, 2021.
(2)All other assets includes cash and due from banks, Interest-earning deposits with banks, derivative assets, equity securities, and other assets.
(3)All other liabilities includes short-term borrowings, derivative liabilities, and accrued expenses and other liabilities.
(4)For structure description, see the “Transactions with Unconsolidated VIEs” section within this Note. These consolidated VIEs were deconsolidated in first quarter 2021.
Other Transactions
In addition to the transactions included in the previous tables, we have used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs are receivables from us, we do not consolidate the VIEs even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs, and may have the right to redeem the third-party securities under certain circumstances. See Note 12 (Long-Term Debt) and Note 18 (Preferred Stock) for additional information about trust preferred securities.
Certain money market funds are also excluded from the previous tables because they are exempt from the consolidation analysis. We voluntarily waived a portion of our management fees for these money market funds to maintain a minimum level of daily net investment income. The amount of fees waived was insignificant in the years ending December 31, 2021, 2020 and 2019.